Warrants	12 Months Ended
Jun. 30, 2025
Warrants [Abstract]
Warrants
19.	Warrants

On October 18, 2024, Finnovate, the Company and Continental Stock Transfer & Trust Company (“Continental”), as warrant agent (the “Warrant Agent”) entered into the Assignment, Assumption and Amendment to Warrant Agreement (the “Warrant Amendment”), which amends that certain Warrant Agreement, dated as of November 8, 2021, relating to the Finnovate warrants (the “Warrant Agreement”),

(i)	the Company assumed the obligations of Finnovate under the Warrant Agreement, such that, among other things, the Company was added as a party thereto; and

(ii)	references to Finnovate Class A ordinary shares in the Warrant Agreement means the ordinary shares of the Company.

As of June 30, 2025, there were 21,734,165 warrants outstanding (including 12,934,165 public Warrants and 8,800,000 private placement warrants, together the “Warrants”). The Warrants have the same terms as the Finnovate warrants. Each Warrant entitles the holder thereof to purchase one ordinary share at a price of $11.50 per share. The exercise period of public warrants and private placement warrants commenced as of the closing of the Business Combination, terminating on the earlier to occur if (i) five years after the completion of the initial business combination, and (ii) the date fixed for redemption of the Warrants. The Warrants may only be exercised for a whole number of shares and in no event will the Company be required to net cash settle any Warrant.

The Company also permits Warrant holders to exercise their Warrants on a cashless basis under the circumstances specified in the Warrant Agreement. If the ordinary shares are at the time of any exercise of a Warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act of 1933, as amended (the “Securities Act”), the Company may, at its option, require holders of Warrants who exercise their Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, it will not be required to file or maintain in effect a registration statement, but it will be required to use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Once the warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

●	if, and only if, the closing price of the ordinary shares of the Company equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.

If and when the warrants become redeemable by the Company, it may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

Both the Warrants are classified as equity instruments. First, the Warrants do not meet the liability classification criteria under ASC 480, as they are not mandatorily redeemable and do not embody an obligation to transfer assets. Furthermore, under ASC 815-40, the Warrants are considered indexed to the Company’s own stock, as their exercise contingencies and settlement provisions do not preclude equity classification, and all required conditions for equity classification are met, including the ability to settle in shares and the absence of features requiring net cash settlement.